Provision for lawsuits and administrative proceedings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Legal proceedings provision1	$ 22,551	$ 8,082	$ 17,947	$ 18,082
Tax Contingent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision1	17,738	12,333
Civil and labor lawsuits	2,613	14,212
Social Security [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	5,711	3,506
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision1	$ 18,650	$ 7,532